Income Taxes (Details 1)	6 Months Ended
Jun. 30, 2012
Schedule of reconciliation of the effective income tax rate to the federal statutory rate
Federal income tax rate	(15.00%)
State tax, net of federal benefit	(5.00%)
Increase in valuation allowance	20.00%
Effective income tax rate